Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 191,561	$ 213,880
Employee stock based compensation	27,517	23,950
Other	60,887	46,356
Deferred tax assets before valuation allowance	279,965	284,186
Valuation allowance	(192,332)	(213,690)
Deferred tax asset	87,633	70,496
Intangible assets	(8,045)	(7,901)
Undistributed earnings of subsidiary	(11,435)	(11,435)
Other	(2,682)	(3,121)
Deferred tax liability	(22,162)	(22,457)
Deferred tax asset, net	$ 65,471	$ 48,039